SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
Summary of Company's revenues and gross profit and income from operations generated from each segment

	Years Ended December 31, 2018
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,413,889	1,575,594	(244,971)	3,744,512
Cost of revenues	1,923,131	1,302,779	(256,480)	2,969,430
Gross profit	490,758	272,815	11,509	775,082
Income from operations	141,609	211,539	11,509	364,657

	Years Ended December 31, 2017
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,850,859	677,470	(137,936)	3,390,393
Cost of revenues	2,390,686	473,453	(111,344)	2,752,795
Gross profit	460,173	204,017	(26,592)	637,598
Income from operations	136,419	159,518	(26,592)	269,345

	Years Ended December 31, 2016
	MSS	Energy	Elimination	Total
	$	$	$	$
Net revenues	2,825,270	106,432	(78,624)	2,853,078
Cost of revenues	2,429,207	66,955	(60,272)	2,435,890
Gross profit	396,063	39,477	(18,352)	417,188
Income from operations	115,579	(4,063)	(18,352)	93,164

Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2016	2017	2018
	$	$	$
Europe and other regions:
—Germany	132,185	94,066	95,514
—Netherlands	36,732	51,357	83,475
—United Kingdom	73,274	48,295	101,479
—Australia	33,634	48,069	232,409
—South Africa	22,398	21,916	53,739
—Spain	22,516	13,471	58,811
— Czech	1,653	10,822	17,411
—Others	88,773	68,144	55,730
	411,165	356,140	698,568
The Americas:
—United States	863,500	628,815	999,144
—Brazil	33,002	388,554	339,964
—Canada	193,790	52,194	68,385
—Others	13,217	38,599	67,164
	1,103,509	1,108,162	1,474,657
Asia:
—PRC	585,296	874,559	620,520
—Japan	373,396	476,946	483,041
—India	292,234	336,468	145,873
—Singapore	7,615	97,483	8,427
—U.A.E	5,391	91,991	104,467
—Israel	464	302	73,879
—Korea	29,212	25,244	46,697
—Others	44,796	23,098	88,383
	1,338,404	1,926,091	1,571,287
Total net revenues	2,853,078	3,390,393	3,744,512

Schedule of long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets by geographic region

	At December 31,	At December 31,
	2017	2018
	$	$
PRC	675,291	824,618
Japan	99,673	233,155
Australia	—	61,960
United States	71,761	50,052
Canada	8,827	9,739
Others	193,452	193,179
Total long-lived assets	1,049,004	1,372,703

Summary of the Company's revenues generated from each product or service

	Years Ended December 31,
	2016	2017	2018
	$	$	$
MSS:
Solar modules and other solar power products	2,573,685	2,551,509	1,930,701
Solar system kits	86,794	84,598	93,253
EPC services	—	—	62,408
O&M services	4,128	6,938	10,767
Others ( materials)	82,039	69,878	71,789
Energy:
Solar power projects	22,665	632,256	1,542,906
Electricity	68,789	29,236	8,735
Others (EPC and development services)	14,978	15,978	23,953
Total net revenues	2,853,078	3,390,393	3,744,512